UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 12b-25

Commission File Number:  000-51208

NOTIFICATION OF LATE FILING

(Check One):  ☒ Form 10-K  ☐ Form 20-F  ☐ Form 11-K  ☐ Form 10-Q
☐ Form N-SAR

For Period Ended:  December 31, 2008

[  ]  Transition Report on Form 10-K
[  ]  Transition Report on Form 20-F
[  ]  Transition Report on Form 11-K
[  ]  Transition Report on Form 10-Q
[  ]  Transition Report on Form N-SAR
For the Transition Period Ended:  _______________

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:  _________________________________________________________________________________

PART I - REGISTRANT INFORMATION

Full Name of Registrant:  Brooklyn Federal Bancorp, Inc.
Former Name if Applicable:  N/A
Address of Principal Executive Offices (Street and Number): 81 Court Street
City, State and Zip Code: Brooklyn, New York  11201

PART II - RULES 12B-25(B) AND (C)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.  (Check box if appropriate)

☐	(a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
(b)  The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

(c) The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR or the transition report portion thereof, could not be filed within the prescribed time period.

Management of Brooklyn Federal Bancorp, Inc. (the “Registrant”) has determined that the Registrant is unable to file its Annual Report on Form 10-K for the fiscal year ended September 30, 2010 (“2010 Annual Report”) by the due date of December 29, 2010 and it is not expected that the Registrant will be able to make that filing within the 15-day extension permitted by the rules of the U.S. Securities and Exchange Commission (the “SEC”).

As disclosed in a Form 8-K filed with the SEC on December 23, 2010, on December 20, 2010, Grant Thornton LLP (“Grant Thornton”) informed the Registrant that Grant Thornton resigned as the Registrant’s independent registered public accounting firm effective as of December 20, 2010.  Grant Thornton was engaged by the Registrant on January 7, 2010 after the Registrant filed its Annual Report on Form 10-K for the fiscal year ended September 30, 2009.  Grant Thornton resigned prior to completing an audit of the Registrant’s financial statements for the fiscal year ended September 30, 2010, and did not issue an audit report on the consolidated financial statements of the Registrant for the fiscal year ended September 30, 2010.

The Audit Committee of the Board of Directors of the Registrant has initiated the process of selecting a new independent registered public accounting firm.

PART IV - OTHER INFORMATION

(1)  Name and telephone number of person to contact in regard to this notification:

Richard A. Kielty	(718)	855-8500
(Name)	(Area Code)	(Telephone Number)

(2)  Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?  If the answer is no, identify report(s).
☒ Yes           ☐ No

(3)  Is it anticipated that any significant change in results of operation from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
☒ Yes           ☐ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Brooklyn Federal Bancorp, Inc.
(Name of Registrant as specified in its charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: December 23, 2010	By:	/s/ Richard A. Kielty
Richard A. Kielty
President and Chief Executive Officer

ATTACHMENT TO FORM 12b-25
BROOKLYN FEDERAL BANCORP, INC.

Form 12b-25 requires that the Registrant disclose any significant anticipated change in results of operations for the fiscal year ended September 30, 2010, compared to the fiscal year ended September 30, 2009.  The Registrant expects that that the results of operation for fiscal 2010 to be included in its Annual Report on Form 10-K will include a decrease in net income of approximately $40.6 million to a net loss of approximately $39.3 million for fiscal year 2010 compared to net income of $1.3 million for fiscal year 2009.  The primary reasons for the decrease in net income are an expected $33.4 million increase in the provision for loan losses and an expected reduction of $9.1 million in non-interest income.  The Company has established a $15.0 million valuation allowance against its deferred tax asset.

Total assets are expected to decrease by $34.2 million to $487.3 million at September 30, 2010 from $521.4 million at September 30, 2009.  Loans receivable before allowance for loan losses, which include deferred fees and loans held-for-sale are expected to decrease $36.9 million to $393.5 million at September 30, 2010 from $430.4 million at September 30, 2009, primarily due to charge-offs and Office of Thrift Supervision-mandated restrictions relating to the type of lending the Registrant can originate.

Total non-performing loans in non-accrual status are expected to total approximately $76.6 million at September 30, 2010 compared to $22.1 million at September 30, 2009.  The allowance for loan losses at September 30, 2010 is expected to represent 5.8% of total loans, compared to 2.5% of total loans at September 30, 2009.  During the quarter ended September 30, 2010, non-performing loans and related problem assets increased significantly requiring charge-off of certain loan balances and an increase in the provision for loan losses for specific problem assets. This was due generally to the severe and lengthy economic downturn, which dramatically affected real estate values as well as the financial well-being of many of our borrowers, leading to an increase in potential problem loans.  Since September 30, 2010, total non-performing loans in non-accrual status have increased $13.3 million to $89.9 million as of December 22, 2010 compared to $76.6 million at September, 30, 2010.

This description of our expected results of operations for fiscal 2010 may contain certain "forward-looking statements" which may be identified  by  the  use  of  such  words  as  "believe",   "expect",  "intend", "anticipate",  "should",  "planned",  "estimated", and "potential".  Examples of forward-looking  statements  include,  but are not  limited to,  estimates  with respect to our financial condition,  results of operations and business that are subject to various factors which could cause actual results to differ materially from  these  estimates  and most other  statements  that are not  historical  in nature.  These  factors  include,  but are not  limited  to,  general  and local economic  conditions,  changes in  interest  rates,  deposit  flows,  demand for mortgage  and other  loans,  real estate  values,  and  competition;  changes in accounting  principles,  policies  or  guidelines;  changes  in  legislation  or regulation;  and other  economic,  competitive,  governmental,  regulatory,  and technological factors affecting our operations, pricing, products and services.